Intangible Assets Other Than Goodwill - Summary of Reconciliations of the Carrying Amounts of Intangible Assets (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 195,009,500	$ 191,441,263
Changes in identifiable intangible assets
Increases other than from business combinations	97,989,310	20,085,632
Increase (decrease) from foreign currency translation differences	15,885,396	2,129,593
Amortization	(22,212,433)	(18,626,857)
Increases (decreases) from transfers and other movements	0
Increases (decreases) from transfers	0
Dispositions and removal from service		(163,901)
Dispositions		(145,532)
Removal		(18,369)
Argentina Hyperinflation Effect	6,899	6,397
Increases (decreases)	6,669,784	137,373
Total movements in identifiable intangible assets	98,338,956	3,568,237
Ending balance	293,348,456	195,009,500
Impairment losses, intangible assets other than goodwill	0	0
Development Costs
Changes in identifiable intangible assets
Increase (decrease) from foreign currency translation differences	493,000
Amortization	(857,854)
Increases (decreases) from transfers and other movements	0
Increases (decreases)	10,019,228
Total movements in identifiable intangible assets	9,654,374
Ending balance	9,654,374
Easements and water rights
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	8,325,205	8,186,463
Changes in identifiable intangible assets
Increase (decrease) from foreign currency translation differences	788,424	138,742
Increases (decreases) from transfers and other movements	0
Increases (decreases) from transfers	0
Increases (decreases)	3,691,345
Total movements in identifiable intangible assets	4,479,769	138,742
Ending balance	12,804,974	8,325,205
Concessions
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	54,203,380	62,011,030
Changes in identifiable intangible assets
Increases other than from business combinations	95,451
Increase (decrease) from foreign currency translation differences	7,382,449	1,174,512
Amortization	(2,329,631)	(2,175,117)
Increases (decreases) from transfers and other movements	0
Increases (decreases) from transfers	0
Dispositions and removal from service		(1,437)
Removal		(1,437)
Increases (decreases)	761,902	(6,805,608)
Total movements in identifiable intangible assets	5,910,171	(7,807,650)
Ending balance	60,113,551	54,203,380
Patents, registered trademarks and other rights
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	660,957	890,094
Changes in identifiable intangible assets
Amortization	(176,047)	(268,898)
Increases (decreases) from transfers and other movements	711,405	39,761
Increases (decreases) from transfers	711,405	39,761
Increases (decreases)	(242,000)
Total movements in identifiable intangible assets	293,358	(229,137)
Ending balance	954,315	660,957
Computer Software
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	25,659,247	36,629,420
Changes in identifiable intangible assets
Increases other than from business combinations	7,757,880
Increase (decrease) from foreign currency translation differences	23,764	4,729
Amortization	(18,369,647)	(16,097,225)
Increases (decreases) from transfers and other movements	36,263,275	5,121,836
Increases (decreases) from transfers	36,263,275	5,121,836
Dispositions and removal from service		(2,360)
Removal		(2,360)
Increases (decreases)	(4,406)	2,847
Total movements in identifiable intangible assets	25,670,866	(10,970,173)
Ending balance	51,330,113	25,659,247
Intangible Assets, Gross
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	99,173,455	77,287,560
Changes in identifiable intangible assets
Increases other than from business combinations	90,135,979	20,085,632
Increase (decrease) from foreign currency translation differences	6,009,595	475,048
Increases (decreases) from transfers and other movements	(38,053,565)	(5,456,517)
Increases (decreases) from transfers	(38,053,565)	(5,456,517)
Dispositions and removal from service		(160,104)
Dispositions		(145,532)
Removal		(14,572)
Increases (decreases)	(7,799,987)	6,941,836
Total movements in identifiable intangible assets	50,292,022	21,885,895
Ending balance	149,465,477	99,173,455
Other Identifiable Intangible Assets [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	6,754,424	6,436,696
Changes in identifiable intangible assets
Increase (decrease) from foreign currency translation differences	1,188,164	336,562
Amortization	(16,340)	(23,529)
Increases (decreases) from transfers and other movements	0
Increases (decreases) from transfers	0
Argentina Hyperinflation Effect	6,899	6,397
Increases (decreases)	243,702	(1,702)
Total movements in identifiable intangible assets	1,422,425	317,728
Ending balance	8,176,849	6,754,424
Contract Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	232,832
Changes in identifiable intangible assets
Amortization	(462,914)	(62,088)
Increases (decreases) from transfers and other movements	1,078,885	294,920
Increases (decreases) from transfers	1,078,885	294,920
Total movements in identifiable intangible assets	615,971	232,832
Ending balance	848,803	$ 232,832
Enel Green Power Chile Group | Other Identifiable Intangible Assets [Member]
Changes in identifiable intangible assets
Increases (decreases) from transfers	$ 81,447,827